CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013
Revenue:
Commissions	¥ 112,132		¥ 105,613		¥ 208,413		¥ 263,247
Fees from investment banking	20,620		22,984		40,442		48,378
Asset management and portfolio service fees	48,395		40,702		93,839		83,083
Net gain on trading	129,011		110,180		287,573		238,589
Gain on private equity investments	489		703		202		753
Interest and dividends	108,775		98,091		213,692		213,416
Gain on investments in equity securities	2,884		5,037		9,234		12,889
Other	28,514		45,069		59,579		73,294
Total revenue	450,820		428,379		912,974		933,649
Interest expense	76,987		71,989		168,303		145,938
Net revenue	373,833	[1]	356,390	[1]	744,671	[1]	787,711	[1]
Non-interest expenses:
Compensation and benefits	140,823		135,391		309,590		298,596
Commissions and floor brokerage	33,599		26,134		61,189		55,180
Information processing and communications	45,961		46,240		90,857		94,473
Occupancy and related depreciation	18,224		20,830		36,777		40,614
Business development expenses	9,071		9,473		16,998		17,332
Other	52,150		45,389		103,581		95,364
Total non-interest expenses	299,828		283,457		618,992		601,559
Income before income taxes	74,005		72,933		125,679		186,152
Income tax expense	20,894		34,549		51,291		81,505
Net income	53,111		38,384		74,388		104,647
Less: Net income (loss) attributable to noncontrolling interests	239		272		1,656		641
Net income attributable to NHI shareholders	¥ 52,872		¥ 38,112		¥ 72,732		¥ 104,006
Basic-
Net income attributable to NHI shareholders per share	¥ 14.53		¥ 10.29		¥ 19.87		¥ 28.07
Diluted-
Net income attributable to NHI shareholders per share	¥ 14.15		¥ 9.99		¥ 19.34		¥ 27.20

[1]	There is no revenue derived from transactions with a single major external customer.